Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions

Note 4 — Related Party Transactions

Founder Shares

On June 28, 2025 the Sponsor purchased 5,750,000 shares of the Company’s Class B Ordinary Shares, par value $0.0001 (“Class B Ordinary Shares”), for an aggregate price of $25,000 (the “Founder Shares”), up to 750,000 of which are subject to forfeiture. The Founder Shares will automatically convert into Class A Ordinary Shares at the time of the Company’s initial Business Combination and are subject to certain transfer restrictions, as described in Note 6. Holders of Founder Shares may also elect to convert their Class B Ordinary Shares into an equal number of Class A Ordinary Shares, subject to adjustment, at any time. The initial shareholders had agreed to forfeit up to 750,000 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriters. On February 6, 2026, the underwriters exercised their over-allotment option in full as part of the closing of the Initial Public Offering. As a result, those 750,000 Founder Shares are no longer subject to forfeiture.

Simultaneously with the closing of the Initial Public Offering, the Sponsor and direct institutional investors purchased (a) 279,465 Private Placement Units and (b) 768,529 Restricted Class A Ordinary Shares, for an aggregate purchase price of $2,794,650 in Private Placement.

The initial shareholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of (A) one year after the completion of the initial Business Combination or (B) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction after the initial Business Combination that results in all of the public shareholders having the right to exchange their Ordinary Shares for cash, securities or other property. Notwithstanding the foregoing, the converted Class A Ordinary Shares will be released from the lock-up if (x) the last sale price of the Class A Ordinary Shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share consolidations, share capitalizations, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our shareholders having the right to exchange their Class A Ordinary Shares for cash, securities or other property. However, if after the initial Business Combination there is a transaction whereby all the outstanding Class A Ordinary Shares are exchanged or redeemed for cash or another issuer’s shares, then the Founder Shares shall be permitted to participate.

Promissory Note — Related Party

On June 28, 2025, the Sponsor agreed to loan the Company an aggregate of up to $375,000 to be used for a portion of the expenses of the Initial Public Offering. The note is non-interest-bearing, unsecured and due at the earlier of December 31, 2025, or the closing of the Initial Public Offering. On February 9, 2026, the Company repaid the note balance in full of $242,513. Borrowings under this note are no longer available.

Due from Sponsor

The Sponsor owes the Company $192,493 for overpayment of the promissory note – related party, which is due on demand.

Support Services

Commencing on the effective date, January 30, 2026, the Company entered into an agreement with an affiliate of the Sponsor to pay an aggregate of $10,000 per month for office space, utilities, and secretarial and administrative support and will cease paying until the earlier of the consummation of the Business Combination or its liquidation. For the three and six months ended June 30, 2026, the Company incurred $30,000 and $50,000, respectively, for these fees which was included in the accrued expenses in the accompanying condensed consolidated balance sheets.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required. If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,000,000 of such Working Capital Loans may be convertible into Private Placement Units of the post-Business Combination entity at a price of $10.00 per unit. Such units would be identical to the Private Placement Units. As of June 30, 2026 and December 31, 2025, no such Working Capital Loans were outstanding.

Note 4 — Related Party Transactions

Founder Shares

On June 28, 2025, the Sponsor purchased 5,750,000 shares of the Company’s Class B Ordinary Shares, par value $0.0001 (“Class B Ordinary Shares”) for an aggregate price of $25,000, up to 750,000 of which are subject to forfeiture (the “Founder Shares”). The Founder Shares will automatically convert into Class A Ordinary Shares at the time of the Company’s initial Business Combination and are subject to certain transfer restrictions, as described in Note 6. Holders of Founder Shares may also elect to convert their Class B Ordinary Shares into an equal number of Class A Ordinary Shares, subject to adjustment, at any time. The initial shareholders have agreed to forfeit up to 750,000 Founder Shares to the extent that the over-allotment option is not exercised in full by the underwriters. On February 6, 2026, the underwriters exercised their over-allotment option in full as part of the closing of the Initial Public Offering. As such, the 750,000 Founder Shares are no longer subject to forfeiture.

Simultaneously with the closing of the Initial Public Offering, the Sponsor and direct institutional investors purchased (a) 279,465 Private Placement Units and (b) 768,529 Restricted Class A Ordinary Shares, for an aggregate purchase price of $2,794,650 in Private Placement.

The initial shareholders will agree, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of (A) one year after the completion of the initial Business Combination or (B) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction after the initial business combination that results in all of the public shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, the converted Class A Ordinary Shares will be released from the lock-up if (x) if the last sale price of the Class A Ordinary Shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share consolidations, share capitalizations, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our shareholders having the right to exchange their Class A Ordinary Shares for cash, securities or other property. However, if after the initial Business Combination there is a transaction whereby all the outstanding Class A Ordinary Shares are exchanged or redeemed for cash or another issuer’s shares, then the Founder Shares shall be permitted to participate.

Promissory Note — Related Party

On June 28, 2025, the Sponsor agreed to loan the Company an aggregate of up to $375,000 to be used for a portion of the expenses of the Initial Public Offering. The note is non-interest bearing, unsecured and due at the earlier of December 31, 2025, or the closing of the Initial Public Offering. As of December 31, 2025, the Company had borrowed $217,513. On February 9, 2026, the Company repaid the note balance in full of $242,513. Borrowings under this note are no longer available.

Support Services

Commencing on the effective date, January 30, 2026, the Company entered into an agreement with an affiliate of the Sponsor to pay an aggregate of $10,000 per month for office space, utilities, and secretarial and administrative support and will cease paying until the earlier of the consummation of the Business Combination or its liquidation.

Note 4 — Related Party Transactions (cont.)

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required. If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,000,000 of such Working Capital Loans may be convertible into Private Placement Units of the post-Business Combination entity at a price of $10.00 per units. Such units would be identical to the Private Placement Units. As of December 31, 2025, no such Working Capital Loans were outstanding.